Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

A summary of property, plant and equipment as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Land, buildings and improvements	$1,144	$1,049
Machinery and equipment	3,117	2,903
Other equipment	487	399
Construction in progress	235	167

Gross property, plant and equipment	4,983	4,518
Accumulated depreciation	(2,763)	(2,582)

Net property, plant and equipment	$2,220	$1,936